CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income
Service charges	$ 71,642	$ 32,110	$ 301
Interest income	33,976	14,226	195
Other income	821	62	0
Property lease and management	25,589	26,375	19,527
Total Income	132,028	72,773	20,023
Operating Costs and Expenses
Interest expense	39,606	24,806	14,530
Interest expense, related parties	6,231	6,109	1,991
Provision for credit losses	17,490	10,021	209
Product development expense	9,443	6,157	3,321
Property and management cost	16,515	17,636	17,360
Selling and marketing	13,508	3,360	1,558
General and administrative	25,945	16,979	13,353
Litigation expense	0	0	4,350
Total operating costs and expenses	128,738	85,068	56,672
Income (loss) from continuing operations before income taxes	3,290	(12,295)	(36,649)
Income tax provision (benefit)	1,286	(2,863)	(7,309)
Income (loss) from continuing operations	2,004	(9,432)	(29,340)
Income from discontinued operations, net of taxes	165	8,205	26,488
Net income (loss)	2,169	(1,227)	(2,852)
Foreign currency translation adjustment	(9,744)	(15,728)	(1,293)
Comprehensive loss	$ (7,575)	$ (16,955)	$ (4,145)
Earnings (loss) per share
Basic: Continuing operations	$ 0.08	$ (0.40)	$ (1.24)
Basic: Discontinued operations	0.01	0.35	1.12
Basic: Earnings (Loss) Per Share	0.09	(0.05)	(0.12)
Diluted: Continuing operations	0.08	(0.40)	(1.24)
Diluted: Discontinued operations	0.01	0.35	1.12
Diluted: Earnings (Loss) Per Share	$ 0.09	$ (0.05)	$ (0.12)
Weighted average shares outstanding
Basic	23,556,828	23,550,145	23,549,112
Diluted	24,372,864	23,550,145	23,549,112